Financial Instruments (Details) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Maximum	Dec. 31, 2011 Quoted Prices in Active Market for Identical Assets (Level 1) CNY	Dec. 31, 2010 Quoted Prices in Active Market for Identical Assets (Level 1) CNY
Fair Value Measurements
Term of original maturity of liquid investments (in months)				3 months
Liquid investments within 3 months		153,853			153,853
Time deposits	1,541,934	9,704,777	8,193,972		9,704,777	8,193,972
Total financial instruments		9,858,630			9,858,630